PREFERRED ADVISOR
              INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
               DEFERRED VARIABLE ANNUITY CONTRACT
                            ISSUED BY
                      KMA Variable Account
                               OF
                 KEYPORT LIFE INSURANCE COMPANY
                  SUPPLEMENT DATED JUNE 1, 1999
                               TO
                  PROSPECTUS DATED MAY 3, 1999

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This supplement contains information about the Colonial U.S.
Stock Sub-Account.

Effective June 1, 1999, Colonial U.S. Stock Fund, Variable Series changed its name to Colonial U.S. Growth and Income Fund, Variable Series.

Effective June 1, 1999, the Fund's investment objective changed to long-term growth and income.


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                     Client Service Hotline
                     800-367-3653 (press 2)

                         Distributed by:
                Keyport Financial Services Corp.
                         125 High Street
                   Boston, Massachusetts 02110


KLPA.SUP                                                     6/99